UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00126

                 ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund
Portfolio of Investments
July 31, 2006 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
Finance - 27.8%
Banking - Money Center - 5.8%
The Bank of New York Co., Inc                        1,122,100   $    37,713,781
JPMorgan Chase & Co.                                 4,117,800       187,854,036
Wachovia Corp.                                         650,000        34,859,500
                                                                 ---------------
                                                                     260,427,317
                                                                 ---------------
Banking - Regional - 5.3%
Bank of America Corp.                                3,370,400       173,676,712
Northern Trust Corp.                                 1,100,000        62,810,000
                                                                 ---------------
                                                                     236,486,712
                                                                 ---------------
Brokerage & Money Management - 1.5%
Goldman Sachs Group, Inc.                              176,900        27,021,475
Merrill Lynch & Co., Inc.                              469,400        34,181,708
Morgan Stanley                                          85,400         5,679,100
                                                                 ---------------
                                                                      66,882,283
                                                                 ---------------
Insurance - 8.8%
ACE, Ltd.                                            1,024,600        52,797,638
Allstate Corp.                                         434,600        24,693,972
American International Group, Inc.                   2,850,000       172,909,500
Axis Capital Holdings Ltd.                           3,001,600        88,727,296
Hartford Financial Services Group, Inc.                480,300        40,748,652
The Progressive Corp.                                  446,300        10,795,997
                                                                 ---------------
                                                                     390,673,055
                                                                 ---------------
Miscellaneous - 4.0%
American Express Co.                                    73,100         3,805,586
Citigroup, Inc.                                      3,630,600       175,394,286
                                                                 ---------------
                                                                     179,199,872
                                                                 ---------------
Mortgage Banking - 2.4%
Federal National Mortgage Association (a)            2,186,600       104,760,006
                                                                 ---------------
                                                                   1,238,429,245
                                                                 ---------------
Consumer Services - 14.2%
Advertising - 0.3%
Omnicom Group, Inc.                                    150,500        13,320,755
                                                                 ---------------
Broadcasting & Cable - 8.2%
Comcast Corp.-Class A (b)                              300,000        10,314,000
News Corp.-Class A (a)                               7,250,000       139,490,000
Time Warner, Inc. (a)                               10,530,600       173,754,900
Viacom, Inc.-Class B (b)                             1,100,000        38,335,000
Westwood One, Inc.                                     400,000         2,664,000
                                                                 ---------------
                                                                     364,557,900
                                                                 ---------------
Restaurants & Lodging - 2.0%
Hilton Hotels Corp. (a)                              2,000,000        47,860,000
McDonald's Corp.                                     1,150,000        40,698,500
                                                                 ---------------
                                                                      88,558,500
                                                                 ---------------

Retail - General Merchandise - 3.7%
Home Depot, Inc.                                     4,250,000       147,517,500
Lowe's Cos, Inc.                                       650,000        18,427,500
                                                                 ---------------
                                                                     165,945,000
                                                                 ---------------
                                                                     632,382,155
                                                                 ---------------
Technology - 12.5%
Communication Equipment - 2.6%
Cisco Systems, Inc. (b)                              2,110,200        37,667,070
Motorola, Inc.                                       1,804,800        41,077,248
QUALCOMM, Inc.                                       1,061,500        37,428,490
                                                                 ---------------
                                                                     116,172,808
                                                                 ---------------
Computer Hardware/Storage - 4.3%
EMC Corp. (b)                                        2,142,700        21,748,405
International Business Machines Corp. (a)            1,084,800        83,974,368
Sun Microsystems, Inc. (a)(b)                       19,782,800        86,055,180
                                                                 ---------------
                                                                     191,777,953
                                                                 ---------------
Computer Services - 0.3%
Fiserv, Inc. (b)                                       308,000        13,447,280
                                                                 ---------------
Semiconductor Capital Equipment - 1.7%
Applied Materials, Inc.                              4,816,100        75,805,414
                                                                 ---------------
Semiconductor Components - 0.7%
Advanced Micro Devices, Inc. (b)                       475,900         9,227,701
Nvidia Corp. (b)                                     1,000,000        22,130,000
                                                                 ---------------
                                                                      31,357,701
                                                                 ---------------
Software - 2.9%
BEA Systems, Inc. (b)                                  600,000         7,044,000
Microsoft Corp. (a)                                  4,979,000       119,645,370
                                                                 ---------------
                                                                     126,689,370
                                                                 ---------------
                                                                     555,250,526
                                                                 ---------------
Consumer Staples - 9.5%
Household Products - 1.5%
Procter & Gamble Co.                                 1,200,000        67,440,000
                                                                 ---------------
Miscellaneous - 2.4%
Fortune Brands, Inc. (a)                             1,439,300       104,378,036
                                                                 ---------------
Retail - Food & Drug - 0.5%
CVS Corp. (a)                                          650,000        21,268,000
                                                                 ---------------
Tobacco - 5.1%
Altria Group, Inc.                                   1,554,300       124,297,371
Loews Corp. - Carolina Group (a)                     1,048,600        60,168,668
Loews Corp.                                          1,196,100        44,327,466
                                                                 ---------------
                                                                     228,793,505
                                                                 ---------------
                                                                     421,879,541
                                                                 ---------------
Energy - 8.8%
Domestic Producers - 1.8%
Noble Energy, Inc.                                   1,600,000        80,976,000
                                                                 ---------------
International - 4.9%
Chevron Corp.                                        1,251,100        82,297,358
Exxon Mobil Corp.                                    2,007,500       135,988,050
                                                                 ---------------
                                                                     218,285,408
                                                                 ---------------

Miscellaneous - 0.6%
ConocoPhillips                                         388,900        26,694,096
                                                                 ---------------
Oil Service - 1.5%
Baker Hughes, Inc.                                     164,500        13,151,775
Nabors Industries Ltd. (a)(b)                        1,451,500        51,266,980
                                                                 ---------------
                                                                      64,418,755
                                                                 ---------------
                                                                     390,374,259
                                                                 ---------------
Health Care - 8.2%
Drugs - 4.9%
Eli Lilly & Co. (a)                                    698,800        39,670,876
Forest Laboratories, Inc. (a)(b)                       350,000        16,208,500
Merck & Co., Inc. (a)                                1,114,800        44,892,996
Pfizer, Inc. (a)                                     2,143,800        55,717,362
Wyeth                                                1,261,000        61,120,670
                                                                 ---------------
                                                                     217,610,404
                                                                 ---------------
Medical Services - 3.3%
WellPoint, Inc. (b)                                  1,958,100       145,878,450
                                                                 ---------------
                                                                     363,488,854
                                                                 ---------------
Capital Goods - 6.8%
Electrical Equipment - 2.0%
Emerson Electric Co.                                 1,149,600        90,726,432
                                                                 ---------------
Machinery - 0.4%
ITT Corp.                                              350,000        17,692,500
                                                                 ---------------
Miscellaneous - 4.4%
General Electric Co.                                 3,000,000        98,070,000
Illinois Tool Works, Inc. (a)                          847,600        38,760,748
United Technologies Corp.                              905,800        56,331,702
                                                                 ---------------
                                                                     193,162,450
                                                                 ---------------
                                                                     301,581,382
                                                                 ---------------
Utilities - 6.1%
Electric & Gas Utility - 0.6%
FirstEnergy Corp. (a)                                  479,800        26,868,800
                                                                 ---------------
Telephone Utility - 5.5%
AT&T, Inc. (a)                                       4,362,300       130,825,377
BellSouth Corp.                                        750,000        29,377,500
Verizon Communications, Inc.                         2,500,000        84,550,000
                                                                 ---------------
                                                                     244,752,877
                                                                 ---------------
                                                                     271,621,677
                                                                 ---------------
Transportation - 2.8%
Air Freight - 2.1%
United Parcel Service, Inc.-Class B                  1,340,900        92,401,419
                                                                 ---------------
Railroad - 0.7%
Union Pacific Corp.                                    369,100        31,373,500
                                                                 ---------------
                                                                     123,774,919
                                                                 ---------------
Basic Industry - 2.3%
Chemicals - 2.3%
Air Products & Chemicals, Inc. (a)                   1,400,000        89,502,000
EI Du Pont de Nemours & Co.                            375,000        14,872,500
                                                                 ---------------
                                                                     104,374,500
                                                                 ---------------

Multi Industry Companies - 0.1%
Honeywell International, Inc.                          175,600         6,795,720
                                                                 ---------------
Consumer Manufacturing - 0.1%
Textile Products - 0.1%
Building Material Holding Corp. (a)                    121,451         2,602,695
                                                                 ---------------
Total Common Stocks
   (cost $3,848,852,312)                                           4,412,555,473
                                                                 ---------------

                                                     Principal
                                                        Amount
                                                         (000)
                                                   -----------
SHORT TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Euro Dollar
   4.60%, 8/01/06
   (cost $68,989,000)                                  $68,989       68,989,000
                                                                 --------------
Total Investments Before Security Lending
Collateral - 100.7%
   (cost $3,917,841,312)                                          4,481,544,473
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 7.6%
Short Term Investments - 7.6%
UBS Private Money Market Fund, LLC,
   5.20%                                                Shares
                                                   -----------
   (cost $337,879,417)                             337,879,417      337,879,417
Total Investments - 108.3%
   (cost $4,255,720,729)                                          4,819,423,890
Other assets less liabilities - (8.3)%                             (370,527,763)
                                                                 --------------
Net Assets - 100.0%                                              $4,448,896,127
                                                                 --------------

(a)  Represents entire or partial securities out on loan.

(b)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categarization methology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial
    Officer

Date: September 20, 2006


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